UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY			10004
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 725-6666

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2006

ITEM 1.          REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset
High Income Fund II Inc.

SEMI-ANNUAL

     REPORT

OCTOBER 31, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Western Asset
High Income Fund II Inc.

Semi-Annual Report • October 31, 2006

What’s	Letter from the Chairman	I
Inside
	Fund at a Glance	1

	Schedule of Investments	2

	Statement of Assets and Liabilities	20

	Statement of Operations	21

	Statements of Changes in Net Assets	22

	Statement of Cash Flows	23

	Financial Highlights	24
Fund Objective
	Notes to Financial Statements	25
The Fund seeks to maximize current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with maximization of current income.
	Board Approval of Management and Subadvisory Agreements	33

	Additional Shareholder Information	36

	Dividend Reinvestment Plan	37

Letter from the Chairman

R. JAY GERKEN, CFA	Dear Shareholder,

The U.S. economy took a step backwards and weakened considerably during the six-month reporting period. After gross domestic product (“GDP”)[i] increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. In the second quarter of 2006 GDP growth was 2.6%, according to the U.S. Commerce Department.  The preliminary estimate for third quarter GDP growth was 2.2%.

After increasing the federal funds rateii to 5.25% in June — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii paused from raising rates at its next four meetings. In its statement

Chairman, President and	accompanying the December meeting, the Fed stated, “Economic growth has slowed over the course
Chief Executive Officer

of the year, partly reflecting a substantial cooling of the housing market. Although recent indicators have been mixed, the economy seems likely to expand at a moderate pace on balance over coming quarters.” The Fed’s next meeting is at the end of January, and we believe any further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June — when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively — rates fell sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a record $78 a barrel in mid-July, subsequently fell 15% in the latter part of the third quarter.iv Overall, during the six-months ended October 31, 2006, two-year Treasury yields fell from 4.87% to 4.71%. Over the same period, 10-year

Western Asset High Income Fund II Inc. I

Treasury yields declined from 5.07% to 4.61%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[v], returned 4.60%.

Strong corporate profits and low default rates helped high yield bonds generate positive returns during the reporting period. While there were a number of high profile company specific issues, mostly in the automobile industry, they were not enough to drag down the overall high yield market. During the six-month period ended October 31, 2006, the Citigroup High Yield Market Indexvi returned 5.16%.

Despite periods of weakness, emerging markets debt generated positive results over the six-month period, as the JPMorgan Emerging Markets Bond Index Globalvii returned 6.30%. An expanding global economy, solid domestic spending and a pause in U.S. interest rate hikes supported many emerging market countries.

Performance Review

For the six months ended October 31, 2006, the Western Asset High Income Fund II Inc. returned 4.92%, based on its net asset value (“NAV”)viii and 10.31% based on its New York Stock Exchange (“NYSE”) market price per share. In comparison, the Fund’s unmanaged benchmark, the Citigroup High Yield Market Index returned 5.16% for the same time frame. The Lipper High Current Yield (Leveraged) Closed-End Funds Category Averageix increased 4.74%. Please note that Lipper performance returns are based on each fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.430 per share, (which may have included a return of capital). The performance table shows the Fund’s six-month total return based on its NAV and market price as of October 31, 2006. Past performance is no guarantee of future results.

II Western Asset High Income Fund II Inc.

Performance Snapshot as of October 31, 2006 (unaudited)

6-Month
Price Per Share	Total Return
$11.87 (NAV)	4.92%
$10.62 (Market Price)	10.31%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively.  Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares

Special Shareholder Notices

Following the purchase of substantially all of Citigroup Inc.’s (“Citigroup”) asset management business in December 2005, Legg Mason, Inc. (“Legg Mason”) undertook an internal reorganization to consolidate the advisory services provided to the legacy Citigroup funds through a more limited number of advisers. As part of this reorganization, at a meeting held on June 26, 2006, the Fund’s Board approved a new management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”), under which LMPFA became investment manager for the Fund effective August 1, 2006.

Western Asset Management Company (“Western Asset”) became subadviser for the Fund, under a new sub-advisory agreement between LMPFA and Western Asset, effective August 1, 2006. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. The portfolio managers who are responsible for the day-to-day management of the Fund remained the same immediately prior to and immediately after the date of these changes. LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The management fee for the Fund remains unchanged.

Western Asset High Income Fund II Inc. III

Effective November 30, 2006, Western Asset Management Company Limited (“Western Asset Limited”) will become an additional subadviser to the Fund. Western Asset Limited will provide certain advisory services to the Fund relating to currency transactions and investment in nondollar denominated securities.

Western Asset Limited has offices at 10 Exchange Place, London, England. Western Asset Limited acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Prior to October 9, 2006, the Fund was known as Salomon Brothers High Income Fund II Inc.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry (not directly affecting closed-end investment companies, such as this Fund) have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the open-end funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations, or whether these may affect the Fund.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “HIX” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol “XHGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information.

IV Western Asset High Income Fund II Inc.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 13, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall generally, reducing the value of the Fund. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. The risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i                 Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii               The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii             The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv             Source: The Wall Street Journal, 9/29/06.

v               The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi             The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities

vii           JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

viii         NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ix             Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 29 funds in the Fund’s Lipper category.

Western Asset High Income Fund II Inc. V

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Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 1

Schedule of Investments (October 31, 2006) (unaudited)

WESTERN ASSET HIGH INCOME FUND II INC.

Face
Amount†	Security	Value

CORPORATE BONDS & NOTES — 87.6%
Aerospace & Defense — 1.6%
1,555,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$1,547,225
4,200,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11 DRS Technologies Inc., Senior Subordinated Notes:	4,378,500
1,535,000	6.625% due 2/1/16	1,527,325
3,350,000	7.625% due 2/1/18	3,442,125
5,500,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	5,740,625
	Total Aerospace & Defense	16,635,800

Airlines — 0.5%
	Continental Airlines Inc., Pass-Through Certificates:
373,027	Series 1998-1, Class C, 6.541% due 9/15/08	368,224
1,299,217	Series 2000-2, Class C, 8.312% due 10/2/12	1,316,269
1,355,000	Series 2001-2, Class D, 7.568% due 12/1/06	1,355,847
2,135,000	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1, 7.711% due 9/18/11 (a)	2,072,285
	Total Airlines	5,112,625

Auto Components — 1.2%
2,870,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,783,900
	TRW Automotive Inc.:
1,439,000	Senior Notes, 9.375% due 2/15/13	1,548,724
150,000	Senior Subordinated Notes, 11.000% due 2/15/13	165,375
	Visteon Corp., Senior Notes:
4,535,000	8.250% due 8/1/10	4,353,600
3,670,000	7.000% due 3/10/14	3,202,075
	Total Auto Components	12,053,674

Automobiles — 3.3%
	Ford Motor Co.:
	Debentures:
1,880,000	8.875% due 1/15/22	1,640,300
1,150,000	8.900% due 1/15/32	1,043,625
24,780,000	Notes, 7.450% due 7/16/31	19,545,225
	General Motors Corp.:
5,320,000	Notes, 7.200% due 1/15/11	4,987,500
	Senior Debentures:
2,375,000	8.250% due 7/15/23	2,119,687
5,315,000	8.375% due 7/15/33	4,756,925
	Total Automobiles	34,093,262

Biotechnology — 0.0%
325,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	310,375

See Notes to Financial Statements.

2 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Building Products — 1.7%
10,415,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 12.272% due 3/1/14	$6,170,887
2,130,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	2,292,413
1,750,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,680,000
11,025,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.457% due 3/1/14	7,607,250
	Total Building Products	17,750,550

Capital Markets — 0.7%
3,304,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,642,660
3,000,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	3,097,500
	Total Capital Markets	6,740,160

Chemicals — 3.4%
2,800,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/05 (a)(c)(d)*	49,000
280,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	275,100
3,500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,762,500
5,260,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	5,207,400
	Huntsman International LLC:
1,560,000	7.875% due 11/15/14 (b)	1,560,000
3,873,000	Senior Subordinated Notes, 10.125% due 7/1/09	3,950,460
	Lyondell Chemical Co.:
	Senior Notes:
1,400,000	8.000% due 9/15/14	1,438,500
1,155,000	8.250% due 9/15/16	1,195,425
	Senior Secured Notes:
1,517,000	9.500% due 12/15/08	1,564,406
1,300,000	11.125% due 7/15/12	1,413,750
100,000	10.500% due 6/1/13	110,500
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,328,687
3,550,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	3,674,250
4,475,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	4,228,875
2,251,000	Rhodia SA, Senior Notes, 10.250% due 6/1/10	2,560,513
1,485,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	1,429,313
	Total Chemicals	35,748,679

Commercial Banks — 0.3%
440,000	Banco Mercantil del Norte SA, Bonds, 6.135% due 10/13/16 (b)	444,357
2,650,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (b)	2,799,063
	Total Commercial Banks	3,243,420

Commercial Services & Supplies — 2.3%
2,100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,121,000
	Allied Waste North America Inc., Senior Notes, Series B:
250,000	8.500% due 12/1/08	264,375
1,617,000	9.250% due 9/1/12	1,728,169
5,885,000	7.375% due 4/15/14	5,885,000
1,050,000	7.250% due 3/15/15	1,055,250

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 3

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Commercial Services & Supplies — 2.3% (continued)
3,200,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	$3,580,096
3,960,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	4,138,200
5,110,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	5,537,962
	Total Commercial Services & Supplies	24,310,052

Communications Equipment — 0.5%
6,250,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	5,625,000

Consumer Finance — 3.7%
	Ford Motor Credit Co.:
	Notes:
3,075,000	7.875% due 6/15/10	3,002,940
3,880,000	7.000% due 10/1/13	3,611,737
	Senior Notes:
4,248,000	10.640% due 6/15/11 (b)(e)	4,475,693
1,950,000	9.875% due 8/10/11	2,016,867
	General Motors Acceptance Corp., Notes:
6,890,000	6.875% due 8/28/12	6,916,678
17,950,000	8.000% due 11/1/31	19,286,755
	Total Consumer Finance	39,310,670

Containers & Packaging — 2.1%
2,310,000	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (b)	2,344,650
4,960,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	4,997,200
	Graphic Packaging International Corp.:
670,000	Senior Notes, 8.500% due 8/15/11	691,775
3,905,000	Senior Subordinated Notes, 9.500% due 8/15/13	4,031,912
3,750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	3,989,062
2,195,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	2,326,700
1,490,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	1,549,600
1,975,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)	232,063
2,355,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	2,307,900
	Total Containers & Packaging	22,470,862

Diversified Consumer Services — 1.5%
1,965,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	2,023,950
	Hertz Corp.:
3,930,000	Senior Notes, 8.875% due 1/1/14 (b)	4,126,500
7,165,000	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	7,899,412
	Service Corp. International:
650,000	Debentures, 7.875% due 2/1/13	672,750
	Senior Notes:
320,000	7.375% due 10/1/14 (b)	330,400
880,000	7.625% due 10/1/18 (b)	908,600
	Total Diversified Consumer Services	15,961,612

See Notes to Financial Statements.

4 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Diversified Financial Services — 2.7%
3,060,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	$3,121,200
2,110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	2,044,063
	CitiSteel USA Inc., Senior Secured Notes:
1,255,000	12.949% due 9/1/10 (e)	1,302,063
870,000	15.000% due 10/1/10 (b)(f)	943,950
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
2,850,000	Second Priority, Senior Secured Notes, 9.000% due 7/15/14	3,220,500
1,900,000	Senior Secured Notes, 9.750% due 11/15/14 (b)	1,904,750
1,435,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	1,492,400
2,055,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	1,990,781
1,360,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	1,425,367
1,460,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,542,125
2,055,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	2,229,675
4,130,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.967% due 10/1/15	3,025,225
4,425,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,303,312
	Total Diversified Financial Services	28,545,411

Diversified Telecommunication Services — 6.5%
	Cincinnati Bell Inc.:
3,240,000	Senior Notes, 7.000% due 2/15/15	3,199,500
1,040,000	Senior Subordinated Notes, 8.375% due 1/15/14	1,066,000
1,055,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	938,950
2,515,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	2,744,494
5,101,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	5,470,822
1,825,000	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	1,891,156
4,350,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	4,513,125
	Intelsat Bermuda Ltd., Senior Notes:
4,315,000	9.250% due 6/15/16 (b)	4,627,837
6,280,000	11.250% due 6/15/16 (b)	6,868,750
670,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	608,025
	Level 3 Financing Inc.:
910,000	11.800% due 3/15/11 (e)	962,325
630,000	10.750% due 10/15/11	672,525
2,110,000	Senior Notes, 9.250% due 11/1/14 (b)	2,133,738
2,430,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	2,557,575
2,440,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	2,577,250
1,355,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	1,422,750
	Qwest Communications International Inc., Senior Notes:
365,000	7.500% due 2/15/14	374,125
900,000	Series B, 7.500% due 2/15/14	922,500

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 5

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†		Security	Value

Diversified Telecommunication Services — 6.5% (continued)
		Qwest Corp.:
8,728,000		Debentures, 6.875% due 9/15/33	$8,215,230
7,325,000		Notes, 8.875% due 3/15/12	8,094,125
3,640,000		Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	3,735,608
4,770,000		Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	3,625,200
6,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	560,146
610,000		Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	680,913
		Total Diversified Telecommunication Services	68,462,669

Electric Utilities — 0.8%
		Enersis SA, Notes:
1,295,000		7.375% due 1/15/14	1,393,166
487,000		7.400% due 12/1/16	529,213
1,665,000		IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	1,794,038
1,106,110		Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,195,290
2,570,000		Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,929,800
		Total Electric Utilities	7,841,507

Electronic Equipment & Instruments — 0.3%
		NXP BV/NXP Funding LLC:
2,420,000		Secured Notes, 7.875% due 10/15/14 (b)	2,468,400
795,000		Senior Notes, 9.500% due 10/15/15 (b)	805,931
		Total Electronic Equipment & Instruments	3,274,331

Energy Equipment & Services — 0.5%
650,000		GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	656,500
3,175,000		Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	3,397,250
1,210,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,255,375
		Total Energy Equipment & Services	5,309,125

Food Products — 0.4%
		Dole Food Co. Inc.:
1,600,000		Debentures, 8.750% due 7/15/13	1,500,000
		Senior Notes:
2,065,000		7.250% due 6/15/10	1,935,937
1,050,000		8.875% due 3/15/11	1,006,688
		Total Food Products	4,442,625

Health Care Providers & Services — 3.8%
4,425,000		AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,779,000
4,885,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,885,000
		HCA Inc.:
3,880,000		Debentures, 7.500% due 11/15/95	2,893,401
2,100,000		Notes, 6.375% due 1/15/15	1,685,250
7,210,000		Senior Notes, 6.500% due 2/15/16	5,749,975
4,800,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,662,000

See Notes to Financial Statements.

6 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Health Care Providers & Services — 3.8% (continued)
	Tenet Healthcare Corp., Senior Notes:
6,000,000	7.375% due 2/1/13	$5,347,500
4,560,000	9.875% due 7/1/14	4,485,900
1,500,000	6.875% due 11/15/31	1,170,000
4,550,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	4,447,625
	Total Health Care Providers & Services	40,105,651

Hotels, Restaurants & Leisure — 5.7%
	Boyd Gaming Corp., Senior Subordinated Notes:
600,000	7.750% due 12/15/12	619,500
1,000,000	6.750% due 4/15/14	983,750
	Caesars Entertainment Inc., Senior Subordinated Notes:
700,000	9.375% due 2/15/07	707,000
4,500,000	8.875% due 9/15/08	4,696,875
3,000,000	8.125% due 5/15/11	3,078,750
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,772,688
4,725,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,937,625
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	4,030,687
4,070,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,375,250
4,800,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,632,000
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,638,250
	MGM MIRAGE Inc.:
355,000	Senior Notes, 8.500% due 9/15/10	377,631
1,775,000	Senior Notes, 6.750% due 9/1/12	1,730,625
	Senior Subordinated Notes:
485,000	9.750% due 6/1/07	497,125
455,000	8.375% due 2/1/11	474,906
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
1,100,000	7.125% due 8/15/14	1,115,125
2,475,000	6.875% due 2/15/15	2,468,813
620,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	607,600
4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,794,000
3,930,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	4,234,575
415,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	446,125
2,825,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	2,888,562
	Station Casinos Inc.:
515,000	Senior Notes, 7.750% due 8/15/16	531,738
	Senior Subordinated Notes:
475,000	6.875% due 3/1/16	438,188
4,175,000	6.625% due 3/15/18	3,726,187
1,000,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% due 12/1/14	985,000
	Total Hotels, Restaurants & Leisure	59,788,575

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 7

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Household Durables — 2.7%
310,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	$316,975
	Beazer Homes USA Inc., Senior Notes:
295,000	6.875% due 7/15/15	278,775
1,920,000	8.125% due 6/15/16	1,963,200
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(c)(d)*	0
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,162,500
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14	1,563,750
	K Hovnanian Enterprises Inc., Senior Notes:
2,605,000	7.500% due 5/15/16	2,539,875
4,480,000	8.625% due 1/15/17	4,642,400
2,710,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
	9.000% due 11/1/11	2,791,300
5,625,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.946% due 9/1/12	4,682,813
4,150,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,326,375
2,145,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	2,262,975
	Total Household Durables	28,530,938

Household Products — 0.6%
	Nutro Products Inc.:
435,000	Senior Notes, 9.400% due 10/15/13 (b)(e)	449,138
1,530,000	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	1,652,400
	Spectrum Brands Inc., Senior Subordinated Notes:
1,795,000	8.500% due 10/1/13	1,570,625
950,000	7.375% due 2/1/15	774,250
1,890,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,946,700
	Total Household Products	6,393,113

Independent Power Producers & Energy Traders — 4.2%
2,710,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,686,450
	AES Corp.:
	Senior Notes:
1,325,000	9.500% due 6/1/09	1,426,031
1,900,000	9.375% due 9/15/10	2,071,000
40,000	8.875% due 2/15/11	43,200
4,175,000	7.750% due 3/1/14	4,394,187
730,000	Senior Secured Notes, 9.000% due 5/15/15 (b)	789,313
2,500,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.370% due 4/1/11 (a)(e)	2,681,250
8,350,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	7,807,250
	Edison Mission Energy, Senior Notes:
4,575,000	7.730% due 6/15/09	4,780,875
445,000	7.500% due 6/15/13 (b)	459,463
2,600,000	7.750% due 6/15/16 (b)	2,697,500
3,535,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,592,444

See Notes to Financial Statements.

8 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Independent Power Producers & Energy Traders — 4.2% (continued)
	NRG Energy Inc., Senior Notes:
1,675,000	7.250% due 2/1/14	$1,698,031
8,770,000	7.375% due 2/1/16	8,890,587
	Total Independent Power Producers & Energy Traders	44,017,581

Industrial Conglomerates — 0.1%
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (a)(c)(d)*	0
940,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	996,400
	Total Industrial Conglomerates	996,400

Insurance — 0.6%
6,005,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	6,260,213

Internet & Catalog Retail — 0.3%
915,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	887,550
2,118,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	2,118,000
	Total Internet & Catalog Retail	3,005,550

IT Services — 0.6%
	Sungard Data Systems Inc.:
2,900,000	Senior Notes, 9.125% due 8/15/13	3,023,250
3,230,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,399,575
	Total IT Services	6,422,825

Leisure Equipment & Products — 0.3%
2,810,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	2,760,825

Machinery — 0.8%
1,850,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	1,873,125
1,465,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	1,428,375
641,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	701,895
4,389,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 14.736% due 4/15/14	3,884,265
	Total Machinery	7,887,660

Media — 11.5%
	Affinion Group Inc.:
150,000	11.500% due 10/15/15	157,125
4,465,000	Senior Notes, 10.125% due 10/15/13	4,755,225
	AMC Entertainment Inc.:
20,000	Senior Notes, Series B, 8.625% due 8/15/12	20,725
6,905,000	Senior Subordinated Notes, 11.000% due 2/1/16	7,673,181
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
3,000,000	Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	2,527,500
156,000	Senior Secured Notes, 11.000% due 10/1/15 (b)	150,540
5,040,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	4,882,500
	CCH II LLC/CCH II Capital Corp., Senior Notes:
4,390,000	10.250% due 9/15/10	4,554,625
3,032,000	10.250% due 10/1/13 (b)	3,138,120

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 9

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Media — 11.5% (continued)
865,000	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 15.478% due 1/15/12	$756,875
925,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	955,063
1,375,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (b)	1,436,875
2,700,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	2,622,375
	CSC Holdings Inc.:
4,210,000	Debentures, Series B, 8.125% due 8/15/09	4,362,612
	Senior Notes, Series B:
280,000	8.125% due 7/15/09	290,150
3,400,000	7.625% due 4/1/11	3,446,750
813,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	908,528
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	2,935,438
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	2,557,890
4,441,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	4,629,742
	EchoStar DBS Corp., Senior Notes:
4,410,000	7.000% due 10/1/13 (b)	4,393,462
9,325,000	7.125% due 2/1/16 (b)	9,161,812
	Houghton Mifflin Co.:
1,655,000	Senior Subordinated Notes, 9.875% due 2/1/13	1,781,194
3,555,000	Senior Discount Notes, step bond to yield 10.992% due 10/15/13	3,226,163
1,950,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	1,686,750
930,000	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (b)(e)	935,813
5,860,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	6,365,425
2,760,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,670,300
4,190,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	4,504,250
2,615,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,608,463
1,255,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,273,825
	R.H. Donnelley Corp.:
	Senior Discount Notes:
1,000,000	Series A-1, 6.875% due 1/15/13	946,250
2,200,000	Series A-2, 6.875% due 1/15/13	2,081,750
5,200,000	Senior Notes, Series A-3, 8.875% due 1/15/16	5,388,500
900,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	988,875
3,475,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	3,587,937
4,885,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (b)	5,159,781
	Rogers Cable Inc.:
1,455,000	Secured Notes, 5.500% due 3/15/14	1,374,975
	Senior Secured Second Priority Notes:
1,340,000	6.250% due 6/15/13	1,329,950
760,000	6.750% due 3/15/15	769,500

See Notes to Financial Statements.

10 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face
Amount†	Security	Value

Media — 11.5% (continued)
4,417,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	$4,571,595
750,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15	720,000
	XM Satellite Radio Inc., Senior Notes:
860,000	9.989% due 5/1/13 (e)	812,700
2,180,000	9.750% due 5/1/14	2,081,900
	Total Media	121,183,009

Metals & Mining — 1.2%
275,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	309,375
5,685,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	6,253,500
4,255,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	4,446,475
5,000,000	Republic Technologies International LLC/RTI Capital Corp.,
	Senior Secured Notes, 13.750% due 7/15/09 (a)(c)(d)*	0
	Vale Overseas Ltd., Notes:
375,000	6.250% due 1/11/16	379,313
1,284,000	8.250% due 1/17/34	1,490,082
	Total Metals & Mining	12,878,745

Multiline Retail — 0.8%
6,385,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	7,015,519
1,543,000	Saks Inc., Notes, 9.875% due 10/1/11	1,681,870
	Total Multiline Retail	8,697,389

Office Electronics — 0.4%
4,375,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	4,489,844

Oil, Gas & Consumable Fuels — 9.3%
5,145,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,273,625
	Chesapeake Energy Corp., Senior Notes:
6,000,000	6.625% due 1/15/16	5,902,500
600,000	6.875% due 1/15/16	598,500
3,725,000	6.500% due 8/15/17	3,529,438
5,127,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	5,421,802
1,005,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	997,463
	El Paso Corp.:
	Medium-Term Notes:
5,425,000	7.800% due 8/1/31	5,682,687
7,525,000	7.750% due 1/15/32	7,882,437
5,200,000	Notes, 7.875% due 6/15/12	5,447,000
2,170,000	Enterprise Products Operating LP, Junior Subordinated Notes,
	8.375% due 8/1/66 (e)	2,336,053
2,510,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,428,425
50,960,000	Gazprom OAO, Series A6, 6.950% due 8/6/09	1,920,101
2,325,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	2,423,813
3,705,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (b)	3,621,638
1,465,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	1,413,725
995,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	1,034,800

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 11

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face
Amount†	Security	Value

Oil, Gas & Consumable Fuels — 9.3% (continued)
490,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	$502,250
	Pemex Project Funding Master Trust:
1,846,000	6.125% due 8/15/08	1,867,229
250,000	7.375% due 12/15/14	275,000
1,298,000	Senior Notes, 5.991% due 12/3/12 (b)(e)	1,302,868
2,160,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (b)	2,214,000
1,318,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (b)	1,292,980
4,575,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	4,929,562
	Pogo Producing Co., Senior Subordinated Notes:
1,130,000	7.875% due 5/1/13 (b)	1,155,425
2,000,000	Series B, 8.250% due 4/15/11	2,065,000
5,665,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	5,735,812
160,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (b)	159,600
1,000,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,057,500
	Whiting Petroleum Corp., Senior Subordinated Notes:
2,550,000	7.250% due 5/1/12	2,537,250
1,975,000	7.000% due 2/1/14	1,955,250
	Williams Cos. Inc.:
	Notes:
3,650,000	7.875% due 9/1/21	3,878,125
6,225,000	8.750% due 3/15/32	6,940,875
3,700,000	Senior Notes, 7.625% due 7/15/19	3,912,750
	Total Oil, Gas & Consumable Fuels	97,695,483

Paper & Forest Products — 1.5%
	Appleton Papers Inc.:
395,000	Senior Notes, 8.125% due 6/15/11	395,000
4,425,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,402,875
650,000	Domtar Inc., Notes, 5.375% due 12/1/13	574,438
	NewPage Corp.:
	Senior Secured Notes:
580,000	10.000% due 5/1/12	610,450
785,000	11.739% due 5/1/12 (e)	851,725
2,840,000	Senior Subordinated Notes, 12.000% due 5/1/13	2,982,000
800,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	801,654
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	940,000
	Verso Paper Holdings LLC:
610,000	Senior Secured Notes, 9.125% due 8/1/14 (b)	622,200
3,290,000	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	3,355,800
	Total Paper & Forest Products	15,536,142

Personal Products — 0.2%
2,070,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	2,168,325

See Notes to Financial Statements.

12 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face
Amount†	Security	Value

Pharmaceuticals — 0.6%
3,930,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	$3,900,525
1,915,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	1,847,975
	Total Pharmaceuticals	5,748,500

Real Estate Investment Trusts (REITs) — 1.3%
130,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	132,600
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13	2,540,625
1,625,000	Series I, 9.500% due 1/15/07	1,643,281
3,400,000	Series O, 6.375% due 3/15/15	3,327,750
2,565,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	2,321,325
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,070,000	7.125% due 6/1/15	1,106,113
665,000	6.500% due 6/1/16	666,663
2,165,000	6.750% due 4/1/17	2,192,062
	Total Real Estate Investment Trusts (REITs)	13,930,419

Real Estate Management & Development — 0.0%
475,000	Ashton Woods USA LLC/Ashton Woods Finance Co.,
	Senior Subordinated Notes, 9.500% due 10/1/15	409,688

Road & Rail — 0.7%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
550,000	10.250% due 6/15/07	564,438
4,850,000	9.375% due 5/1/12	5,201,625
160,000	12.500% due 6/15/12	176,000
840,000	Kansas City Southern Railway, 7.500% due 6/15/09	853,650
	Total Road & Rail	6,795,713

Software — 0.5%
2,225,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	2,080,375
2,810,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (b)(e)(f)	2,915,375
	Total Software	4,995,750

Specialty Retail — 1.9%
	AutoNation Inc.:
700,000	7.374% due 4/15/13 (e)	708,750
875,000	7.000% due 4/15/14	875,000
2,105,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,905,025
4,050,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	4,303,125
615,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	658,050
1,995,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,189,513
3,325,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	3,009,125
490,000	Linens ‘n Things Inc., 10.999% due 1/15/14 (e)	482,650
925,000	Michaels Stores Inc., Senior Subordinated Notes, 11.375% due 11/1/16 (b)	930,781
5,495,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
	Senior Notes, 6.875% due 12/15/13	5,316,412
	Total Specialty Retail	20,378,431

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 13

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face
Amount†	Security	Value

Textiles, Apparel & Luxury Goods — 0.9%
6,785,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	$7,226,025
2,950,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	2,197,750
	Total Textiles, Apparel & Luxury Goods	9,423,775

Tobacco — 0.2%
1,970,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	2,058,650

Trading Companies & Distributors — 1.3%
2,165,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	2,289,487
4,380,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (b)	4,544,250
3,790,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	4,055,300
2,480,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	2,560,600
	Total Trading Companies & Distributors	13,449,637

Wireless Telecommunication Services — 1.6%
1,825,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,879,750
910,000	Metropcs Wireless Inc., Senior Notes, 9.250% due 11/1/14 (b)	922,512
4,180,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	4,321,004
440,000	Rogers Wireless Communications Inc., Senior Secured Notes,
	7.250% due 12/15/12	464,200
1,040,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	1,105,000
3,680,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	3,882,400
3,900,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	4,241,250
	Total Wireless Telecommunication Services	16,816,116
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $912,200,652)	920,067,356

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,975,400	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875%
	due 3/15/19 (a)(c)(d)* (Cost — $2,022,204)	0

CONVERTIBLE BONDS & NOTES — 0.3%
Semiconductors & Semiconductor Equipment — 0.1%
1,120,000	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11	950,600

Wireless Telecommunication Services — 0.2%
2,675,000	American Tower Corp., Notes, 5.000% due 2/15/10	2,681,687
	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $2,603,655)	3,632,287

See Notes to Financial Statements.

14 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Shares	Security	Value

ESCROWED SHARES (a)(c)(d) — 0.0%
8,800,000	Breed Technologies Inc.*	$0
2,025,000	Pillowtex Corp.*	0
2,648,056	Vlasic Foods International Inc.*	52,961
	TOTAL ESCROWED SHARES
	(Cost — $0)	52,961

Face
Amount†

SOVEREIGN BONDS — 9.3%
Argentina — 0.7%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (a)	556,540
300,000	EUR	9.000% due 6/20/03 (a)	119,259
250,000	EUR	10.250% due 1/26/07 (a)	103,373
275,000	EUR	8.000% due 2/26/08 (a)	110,637
664,500		5.590% due 8/3/12 (e)	624,593
7,321,955	ARS	Bonds, 2.000% due 1/3/10 (e)	4,722,128
97,000	EUR	GDP Linked Securities, 0.000% due 12/15/35 (e)	13,591
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (a)	475,078
600,000	EUR	8.125% due 10/4/04 (a)	232,770
525,000	EUR	9.000% due 5/24/05 (a)(b)	209,541
		Total Argentina	7,167,510

Brazil — 1.6%
		Federative Republic of Brazil:
8,284,000		11.000% due 8/17/40	10,907,957
		Collective Action Securities:
2,005,000		8.750% due 2/4/25	2,428,055
3,449,000		Notes, 8.000% due 1/15/15	3,817,181
		Total Brazil	17,153,193

Colombia — 0.5%
		Republic of Colombia:
1,609,000		11.750% due 2/25/20	2,302,077
51,000		10.375% due 1/28/33	70,826
2,900,000		7.375% due 9/18/37	3,001,500
		Total Colombia	5,374,403

Ecuador — 0.2%
2,100,000		Republic of Ecuador, 10.000% due 8/15/30 (b)	2,106,300

El Salvador — 0.2%
		Republic of El Salvador:
1,300,000		7.750% due 1/24/23 (b)	1,488,500
270,000		8.250% due 4/10/32 (b)	317,925
		Total El Salvador	1,806,425

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 15

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face
Amount†	Security	Value

Indonesia — 0.1%
400,000	Republic of Indonesia, 8.500% due 10/12/35 (b)	$475,000

Mexico — 1.7%
	United Mexican States:
1,020,000	11.375% due 9/15/16	1,470,840
1,410,000	8.125% due 12/30/19	1,714,913
	Medium-Term Notes:
870,000	5.625% due 1/15/17	869,565
	Series A:
516,000	6.375% due 1/16/13	542,445
2,894,000	5.875% due 1/15/14	2,969,967
8,795,000	8.000% due 9/24/22	10,674,931
	Total Mexico	18,242,661

Panama — 0.2%
	Republic of Panama:
1,285,000	9.625% due 2/8/11	1,472,289
350,000	7.250% due 3/15/15	376,337
	Total Panama	1,848,626

Peru — 0.6%
	Republic of Peru:
40,000	9.875% due 2/6/15	50,300
1,168,000	8.750% due 11/21/33	1,486,280
168,000	FLIRB, 5.000% due 3/7/17 (b)(e)	166,950
	Global Bonds:
220,000	8.375% due 5/3/16	258,500
198,000	7.350% due 7/21/25	217,057
	PDI:
3,085,600	5.000% due 3/7/17 (e)	3,070,172
529,720	5.000% due 3/7/17 (b)(e)	528,396
	Total Peru	5,777,655

Philippines — 0.2%
1,975,000	Republic of the Philippines, 9.500% due 2/2/30	2,555,156

Russia — 0.9%
	Russian Federation:
330,561	8.250% due 3/31/10 (b)	346,527
244,000	12.750% due 6/24/28 (b)	440,115
8,025,000	5.000% due 3/31/30 (b)	9,000,539
	Total Russia	9,787,181

South Africa — 0.1%
	Republic of South Africa:
575,000	9.125% due 5/19/09	625,313
725,000	6.500% due 6/2/14	764,875
	Total South Africa	1,390,188

See Notes to Financial Statements.

16 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face
Amount†	Security	Value

Turkey — 0.6%
	Republic of Turkey:
2,106,000	11.500% due 1/23/12	$2,561,422
315,000	11.000% due 1/14/13	383,513
490,000	7.000% due 6/5/20	484,488
335,000	11.875% due 1/15/30	507,106
594,000	Bonds, 7.000% due 9/26/16	598,455
1,464,000	Collective Action Securities, Notes,9.500% due 1/15/14	1,692,750
587,000	Notes, 6.875% due 3/17/36	551,046
	Total Turkey	6,778,780

Uruguay — 0.1%
955,000	Republic of Uruguay, Benchmark Bonds,7.500% due 3/15/15	1,025,431

Venezuela — 1.6%
	Bolivarian Republic of Venezuela:
965,000	5.375% due 8/7/10 (b)	938,704
10,246,000	5.750% due 2/26/16	9,541,587
241,000	7.650% due 4/21/25	255,159
	Collective Action Securities:
3,169,000	9.375% due 1/13/34	3,979,472
1,550,000	Notes, 10.750% due 9/19/13	1,910,375
	Total Venezuela	16,625,297
	TOTAL SOVEREIGN BONDS
	(Cost — $92,515,146)	98,113,806

Shares

COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
10,685,938	Home Interiors of Gifts Inc. (c)(d)*	106,859
52,472	Mattress Discounters Corp. (c)(d)*	0
	TOTAL CONSUMER DISCRETIONARY	106,859

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,784	Imperial Sugar Co.	100,390

MATERIALS — 0.1%
Chemicals — 0.1%
93,506	Applied Extrusion Technologies Inc., Class A Shares*	561,036

TELECOMMUNICATION SERVICES — 0.2%
Wireless Telecommunication Services — 0.2%
58,255	American Tower Corp., Class A Shares*	2,098,345
	TOTAL COMMON STOCKS
	(Cost — $11,434,485)	2,866,630

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 17

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Shares	Security	Value

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
1,800	Ford Motor Co., 8.000%	$34,074
1,800	Ford Motor Co., Series F, 7.550%	32,760
	TOTAL CONSUMER DISCRETIONARY	66,834

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
5,355	Chesapeake Energy Corp., Convertible, 6.250%	1,465,262

FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
12,100	Preferred Plus, Series FRD-1,7.400%	206,668
8,200	Preferred Plus, Series FMC1 Trust, Senior Debentures, Series LMG-3, 8.250%	158,260
9,100	Saturns, Series F 2003-5, 8.125%	173,810
17,552	TCR Holdings Corp., Class B Shares (c)(d)*	17
9,654	TCR Holdings Corp., Class C Shares (c)(d)*	10
25,451	TCR Holdings Corp., Class D Shares (c)(d)*	25
52,657	TCR Holdings Corp., Class E Shares (c)(d)*	53
	TOTAL FINANCIALS	538,843
	TOTAL PREFERRED STOCKS
	(Cost — $1,894,642)	2,070,939

Warrants

WARRANTS — 0.1%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	603,562
3,500	Brown Jordan International Inc., Expires 8/15/07 (b)(c)*	32
30,928,049	ContiFinancial Corp., Liquidating Trust, Units of Interest
	(Represents interest in a trust in the liquidation of ContiFinancial Corp.
	and its affiliates) (a)(c)*	93
2,750	Leap Wireless International Inc., Expires 4/15/10 (b)(c)(d)*	0
3,500	Mattress Discounters Co., Expires 7/15/07 (b)(c)(d)*	0
13,614	Pillowtex Corp., Expires 11/24/09 (c)(d)*	0
5,000	UbiquiTel Inc., Expires 4/15/10 (b)(c)(d)*	50
	TOTAL WARRANTS
	(Cost — $538,361)	603,737

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,023,209,145)	1,027,407,716

Face
Amount†

SHORT-TERM INVESTMENTS — 2.2%
Certificate of Deposit (Yankee) — 0.1%
1,700,000	UBS AG Jersey Branch,3.841% due 1/11/07 (Cost — $1,701,479)	1,701,479

See Notes to Financial Statements.

18 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Schedule of Investments (October 31, 2006) (unaudited) (continued)

Face
Amount†		Security	Value

Sovereign Bonds — 0.7%
		Egypt Treasury Bills:
5,500,000	EGP	Zero coupon bond to yield 9.724% due 4/17/07	$917,629
41,375,000	EGP	Zero coupon bond to yield 9.643% due 10/30/07	6,578,373
		Total Sovereign Bonds	7,496,002

Repurchase Agreement — 1.4%
14,350,000		Nomura Securities International Inc. repurchase agreement dated 10/31/06,
		5.280% due 11/1/06; Proceeds at maturity — $14,352,105;
		(Fully collateralized by various U.S. government agency obligations,
		6.000% to 7.250% due 5/15/08 to 1/15/10; Market value — $14,637,496)
		(Cost — $14,350,000)	14,350,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $23,553,444)	23,547,481

		TOTAL INVESTMENTS — 100.0% (Cost — $1,046,762,589#)	$1,050,955,197

*                 Non-income producing security.

†                    Face amount denominated in U.S. dollars, unless otherwise noted.

(a)              Security is currently in default.

(b)              Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)              Illiquid security.

(d)              Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(e)              Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.

(f)               Payment-in-kind security for which part of the income earned may be paid as additional principal.

#                    Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	– Argentine Peso
EGP	– Egyptian Pound
EUR	– Euro
FLIRB	– Front-Loaded Interest Reduction Bonds
GDP	– Gross Domestic Product
MXN	– Mexican Peso
PDI	– Past Due Interest

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 19

Statement of Assets and Liabilities (October 31, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $1,046,762,589)	$1,050,955,197
Foreign currency, at value (Cost — $188,116)	188,851
Cash	175
Dividends and interest receivable	21,756,108
Receivable for securities sold	5,793,585
Prepaid expenses	35,354
Total Assets	1,078,729,270

LIABILITIES:
Loan payable (Note 4)	125,000,000
Payable for securities purchased	17,421,653
Payable for open reverse repurchase agreement	13,464,688
Investment management fee payable	708,132
Interest payable (Note 4)	585,776
Directors’ fees payable	1,000
Accrued expenses	134,392
Total Liabilities	157,315,641
Total Net Assets	$921,413,629

NET ASSETS:
Par value ($0.001 par value; 77,614,787 shares issued and outstanding; 100,000,000 shares authorized)	$77,615
Paid-in capital in excess of par value	1,041,434,075
Undistributed net investment income	722,957
Accumulated net realized loss on investments and foreign currency transactions	(125,014,523)
Net unrealized appreciation on investments and foreign currencies	4,193,505
Total Net Assets	$921,413,629

Shares Outstanding	77,614,787
Net Asset Value	$11.87

See Notes to Financial Statements.

20 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Statement of Operations (For the six months ended October 31, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$41,306,640
Income from securities lending	130,721
Dividends	84,578
Total Investment Income	41,521,939

EXPENSES:
Investment management fee (Note 2)	4,147,853
Interest expense (Notes 3 and 4)	3,678,197
Shareholder reports	84,457
Stock exchange listing fees	35,394
Directors’ fees	35,024
Loan fees	33,379
Audit and tax	31,650
Legal fees	14,545
Transfer agent fees	12,023
Custody fees	11,187
Insurance	4,174
Miscellaneous expenses	21,252
Total Expenses	8,109,135
Net Investment Income	33,412,804

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	11,925,293
Foreign currency transactions	231
Net Realized Gain	11,925,524
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,911,567)
Foreign currencies	1,264
Change in Net Unrealized Appreciation/Depreciation	(1,910,303)
Increase From Payment by Affiliate (Note 2)	21,963
Net Gain on Investments and Foreign Currency Transactions	10,037,184
Increase in Net Assets From Operations	$43,449,988

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 21

Statements of Changes in Net Assets

For the six months ended October 31, 2006 (unaudited) and the year ended April 30, 2006

	October 31	April 30
OPERATIONS:
Net investment income	$33,412,804	$71,382,213
Net realized gain	11,925,524	47,220,165
Change in net unrealized appreciation/depreciation	(1,910,303)	1,730,215
Increase from payment by affiliate	21,963	—
Increase in Net Assets From Operations	43,449,988	120,332,593
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(33,374,359)	(70,629,457)
Decrease in Net Assets From Distributions to Shareholders	(33,374,359)	(70,629,457)
Increase in Net Assets	10,075,629	49,703,136
NET ASSETS:
Beginning of period	911,338,000	861,634,864
End of period*	$921,413,629	$911,338,000
* Includes undistributed net investment income of:	$722,957	$684,512

See Notes to Financial Statements.

22 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Statement of Cash Flows (For the six months ended October 31, 2006) (unaudited)

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest received	$38,653,504
Operating expenses paid	(4,458,533)
Net purchases of short-term investments	(20,582,444)
Realized gain on foreign currency transactions	231
Net change in unrealized appreciation on foreign currencies	1,264
Purchases of long-term investments	(446,763,745)
Proceeds from disposition of long-term investments	456,822,506
Interest paid	(3,574,197)
Net Cash Provided By Operating Activities	20,098,586
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(33,374,359)
Proceeds from reverse repurchase agreements	13,464,688
Net Cash Flows Used By Financing Activities	(19,909,671)
Net Decrease in Cash	188,915
Cash,Beginning of year	111
Cash,End of year	$189,026

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$43,449,988
Accretion of discount on investments	(2,993,606)
Amortization of premium on investments	2,355,849
Increase in investments, at value	(39,408,273)
Increase in payable for securities purchased	3,039,737
Increase in interest receivable	(2,230,678)
Decrease in receivable for securities sold	15,809,164
Decrease in prepaid expenses	17,821
Increase in interest payable	104,000
Decrease in accrued expenses	(45,416)
Total Adjustments	(23,351,402)
Net Cash Flows Provided By Operating Activities	$20,098,586

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 23

Financial Highlights

For a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

	2006(1)		2006	2005(2)	2004	2003	2002
Net Asset Value,Beginning of Period	$11.74		$11.10	$11.03	$10.42	$10.48	$11.08
Income (Loss) From Operations:
Net investment income	0.43		0.92	1.02	1.12	1.18	1.27
Net realized and unrealized gain (loss)	0.13		0.63	0.27	0.85	0.12	(0.50)
Total Income From Operations	0.56		1.55	1.29	1.97	1.30	0.77
Less Distributions From:
Net investment income	(0.43)		(0.91)	(1.22)	(1.38)	(1.16)	(1.18)
Return of capital	—		—	—	—	(0.22)	(0.20)
Total Distributions	(0.43)		(0.91)	(1.22)	(1.38)	(1.38)	(1.38)

Increase in Net Asset Value Due to Shares Issued on Reinvestment of Distributions	—		—	—	0.02	0.02	0.01
Net Asset Value, End of Period	$11.87		$11.74	$11.10	$11.03	$10.42	$10.48
Market Price,End of Period	$10.62		$10.04	$11.14	$11.75	$11.65	$11.65
Total Return, Based on NAV(3)	4.92%		14.43%	12.13%	19.99%	15.58%	7.84%
Total Return,Based on Market Price(4)	10.31%		(1.58)%	5.39%	13.51%	15.00%	20.83%
Net Assets, End of Period (000s)	$921,414		$911,338	$861,635	$839,022	$771,566	$750,334
Ratios to Average Net Assets:
Gross expenses	1.78	%(5)	2.31%	2.69%	2.17%	2.49%	2.80%
Gross expenses,excluding interest expense	0.97	(5)	1.21	1.67	1.57	1.63	1.57
Net expenses	1.78	(5)	2.30 (6)	2.69	2.17	2.49	2.80
Net expenses,excluding interest expense	0.97	(5)	1.20 (6)	1.67	1.57	1.63	1.57
Net investment income	7.34	(5)	7.94	8.99	10.18	12.64	12.08
Portfolio Turnover Rate	45%		55%	54%	50%	87%	118%
Supplemental Data:
Loans Outstanding,End of Period (000s)	$125,000		$125,000	$300,000	$300,000	$300,000	$260,000
Asset Coverage for Loan Outstanding	837%		829%	387%	380%	357%	389%
Weighted Average Loan (000s)	$125,000		$203,630	$300,000	$300,000	$300,000	$260,000
Weighted Average Interest Rate on Loans	5.85%		4.21%	2.44%	1.64%	2.15%	3.44%

(1)         For the six months ended October 31, 2006 (unaudited).

(2)         Per share amounts have been calculated using the average shares method.

(3)         Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)         The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)         Annualized.

(6)         Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.          Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (formerly known as Salomon Brothers High Income Fund II Inc.) (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).  Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 25

Notes to Financial Statements (unaudited) (continued)

interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk for the Fund.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Cash Flow Information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values

26 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.          Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated at an annual rate of 0.80% of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage. This fee is calculated daily and paid monthly.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason and are affiliates of SBAM.

Effective November 30, 2006, Western Asset Management Company Limited (“Western Asset Limited”) became an additional subadviser to the Fund. Western Asset Limted will provide certain advisory services to the Fund relating to currency transactions and investment in nondollar denominated securities.Western Asset Limited does not receive any compensation from the Fund and is compensated by Western Asset for its services to the Fund.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 27

Notes to Financial Statements (unaudited) (continued)

During periods in which the Fund is utilizing financial leverage, the fees which are payable to the Manager as a percentage of the Fund’s assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

During the six months end October 31, 2006, SBAM reimbursed the Fund $21,963 for losses incurred resulting from an investment transaction error.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.          Investments

During the six months ended October 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S

Government & Agency Obligations were as follows:

		U.S. Government &
	Investments	Agency Obligations
Purchases	$422,610,930	$27,192,552
Sales	394,823,253	50,133,854

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,460,152
Gross unrealized depreciation	(37,267,544)
Net unrealized appreciation	$4,192,608

Transactions in reverse repurchase agreements for the Fund during the six months ended October 31, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$13,464,688	5.113%	$13,464,688

Interest rates on reverse repurchase agreements ranged from 5.100% to 5.150% during the six months ended October 31, 2006. Interest expense incurred on reverse repurchase agreements totaled $15,300.

28 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At October 31, 2006, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$9,874,528	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 10/24/06 bearing 5.100% to be repurchased at $9,926,287 on 11/30/06, collateralized by: $8,284,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) $11,096,148	$9,874,528

3,590,160	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 10/24/06 bearing 5.150% to be repurchased at $3,609,163 on 11/30/06, collateralized by: $3,169,000 Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) $4,069,279	3,590,160

	Total Reverse Repurchase Agreements (Proceeds — $13,464,688)	$13,464,688

At October 31, 2006, the Fund had no securities on loan.

4.          Loan

At October 31, 2006, the Fund had a $125,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”).The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowings outstanding and any additional expenses. For the six months ended October 31, 2006, the Fund incurred interest expense on this loan in the amount of $3,662,897.

5.          Distributions Subsequent to October 31, 2006

On July 27, 2006, the Board of Directors (“Board”) of the Fund declared a dividend distribution in the amount of $0.075 per share payable on November 24, 2006 to shareholders of record on November 17, 2006. On November 17, 2006, the Board declared three distributions, each in the amount of $0.075 per share, payable on December 29, 2006, January 26, 2007 and February 23, 2007 to shareholders of record on December 22, 2006, January 19, 2007 and February 16, 2007, respectively.

6.          Capital Loss Carryforward

As of April 30, 2006, the Fund had, for federal income tax purposes, net capital loss carry-forwards of $136,825,268, of which $59,694,085 expires in 2010 and $77,131,183 expires in 2011. These amounts will be available to offset any future taxable capital gains.

7.          Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 29

Notes to Financial Statements (unaudited) (continued)

Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses, be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive

30 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Affected Funds’ does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.          Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBAM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9.          Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006,

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 31

Notes to Financial Statements (unaudited) (continued)

which for this Fund will be May 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative Definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At the time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

32 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 26, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved new subadvisory agreements between the Manager and Western Asset Management Company (“Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Solomon Brothers Asset Management Inc. and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 33

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further

34 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 35

Additional Shareholder Information (unaudited)

Results of Annual Meeting of Shareholders

The Fund held its Annual Meeting of Stockholders on August 3, 2006, for the purpose of voting upon the election of Leslie H. Gelb and Dr. Riordan Roett as Class II Directors of the Fund, to serve until the 2009 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the meeting.

Election of Directors

Nominees
Class II–to serve until the year 2009	Votes For	Votes Withheld
Leslie H. Gelb	72,568,448	2,117,478
Dr. Riordan Roett	72,579,333	2,106,593

At October 31, 2006, in addition to Leslie H. Gelb and Dr. Riordan Roett, the other Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

R. Jay Gerken

William R. Hutchinson

Jeswald W. Salacuse

36 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Each shareholder purchasing shares of common stock (“Shares”) of Salomon Brothers High Income Fund II Inc. (“Fund”) will be deemed to have elected to be a participant in the Dividend Reinvestment Plan (“Plan”), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all distributions in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund’s dividend-paying agent (“Agent”). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of “street name” and register such Shares in the shareholder’s name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a “Participant.” The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

Unless the Fund declares a distribution payable only in the form of cash, the Agent will apply all distributions in the manner set forth below.

If, on the determination date (as defined below), the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a “market premium”), the Agent will receive the distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a “market discount”), the Agent will purchase Shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a “Trading Day”) preceding the payment date for the distribution. For purposes herein, “market price” will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the “ex-dividend” date next succeeding the distribution payment date.

If (i) the Agent has not invested the full distribution amount in open market purchases by the date specified above as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open market purchases and will receive the uninvested portion of the distribution amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open market purchases as specified above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the distribution.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 37

Dividend Reinvestment Plan (unaudited) (continued)

In the event that all or part of a distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the distribution payment date, except that with respect to Shares issued pursuant to the paragraph above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

The open market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant’s account. The Agent may commingle amounts of all Participants to be used for open market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant’s name or that of its nominee, and each Participant’s proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund’s Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

38 Western Asset High Income Fund II Inc. 2006 Semi-Annual Report

Dividend Reinvestment Plan (unaudited) (continued)

The Agent’s service fee for handling distributions will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective on the first Trading Day after the payment due for such distribution with respect to any subsequent distribution. The Plan may be amended or terminated by the Fund as applied to any distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the distribution. The Plan may be amended or terminated by the Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant’s Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for each Participant’s account, all distributions payable on Shares of the Fund held in each Participant’s name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners (“Nominee Holders”), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who are to participate in the Plan.

The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

All correspondence concerning the Plan should be directed to the Agent at 1-888-888-0151.

Western Asset High Income Fund II Inc. 2006 Semi-Annual Report 39

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Western Asset High Income Fund II Inc.

DIRECTORS	INVESTMENT MANAGER
Carol L. Colman	Legg Mason Partners Fund Advisor, LLC
Daniel P. Cronin
Leslie H. Gelb	SUBADVISERS
R. Jay Gerken, CFA	Western Asset Management Company
Chairman	Western Asset Management Company Limited
William R. Hutchinson	CUSTODIAN
Riordan Roett	State Street Bank and Trust Company
Jeswald W. Salacuse
TRANSFER AGENT
OFFICERS	American Stock Transfer & Trust Company
R. Jay Gerken, CFA	59 Maiden Lane
President and Chief Executive Officer	New York, New York 10038

Frances M. Guggino	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Chief Financial Officer and Treasurer	KPMG LLP
345 Park Avenue
Ted P. Becker	New York, New York 10154
Chief Compliance Officer
LEGAL COUNSEL
Robert I. Frenkel	Simpson Thacher & Bartlett LLP
Secretary and Chief Legal Officer	425 Lexington Avenue
New York,
WESTERN ASSET HIGH INCOME FUND II Inc.	New York 10017-3909
125 Broad Street
10th Floor, MF-2	NEW YORK STOCK EXCHANGE SYMBOL
New York, New York 10004	HIX

This report is transmitted to the shareholders of Western Asset High Income Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

WAS0022 12/06                       SR06-191

Western Asset

High Income Fund II Inc.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and how information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 800-446-1013.

Information an how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at  www.sec.nov.

ITEM 2.                  CODE OF ETHICS.

Not Applicable.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                  SCHEDULE OF INVESTMENTS.

Included here in under Item 1.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Concerning Citigroup Asset Management (1)(CAM) Proxy Voting Policies and Procedures

The following is a brief overview of the Proxy Voting Policies and Procedures (the “Policies”) that CAM has adopted to seek to ensure that CAM votes proxies relating to equity securities in the best interest of clients.

CAM votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, CAM is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. CAM attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the CAM adviser (business unit) continues to retain responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on

(1)  Citigroup Asset Management comprises CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms.  On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. (“Legg Mason”).  As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason.  Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason.  Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”.  All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement.  Legg Mason and its subsidiaries, including CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of CAM’s goal to vote proxies in the best interest of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM’s compliance personnel. CAM also maintains and considers a list of significant CAM relationships that could present a conflict of interest for CAM in voting proxies. CAM is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM Legg Mason affiliate relationship that CAM for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which CAM decides to vote a proxy, CAM generally takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-CAM Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between CAM and certain other Legg Mason business units.

CAM maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by CAM compliance personnel. A proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Western Asset High Income Fund II Inc.

Date:	January 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer
Western Asset High Income Fund II Inc.

Date:	January 8, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer
Western Asset High Income Fund II Inc.

Date:	January 8, 2007